Income taxes - Summary of Reconciliation of the U.S. Federal Statutory Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal statutory income tax rate	(21.00%)	(21.00%)
State income taxes, net of federal benefit	(5.90%)	(5.60%)
Federal and state research and development tax credits	(5.10%)	(6.50%)
Stock-based compensation expense	1.00%	1.60%
Other	0.20%	0.00%
Change in deferred tax asset valuation allowance	30.80%	31.50%
Effective income tax rate	0.00%	0.00%